Other Income, Gain and Loss - Summary of Other Income, Gain and Loss (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2009 CNY (¥)
Disclosure Of Other Income (Expense) [line items]
Insurance compensation income	¥ 0	$ 0	¥ 3,311,000
Number of insurers			3
Scenario [member]
Disclosure Of Other Income (Expense) [line items]
Grant received from the PRC government				¥ 15,000,000